Derivatives (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Values of Derivatives Instruments Designated as Hedge Instruments
The following table provides data about the fair values of derivatives that are designated as hedge instruments:

Derivatives Designated as Hedging Instruments		December 31,
	Balance Sheet Location	2015	2014
		(in thousands)
Long-term—Interest rate swaps	Other assets	$—	$5,601
Short-term—Interest rate swaps	Derivative liabilities, current	(5,899)	(8,381)
Long-term—Interest rate swaps	Other long-term liabilities	(238)	—
Short-term—Foreign currency forward contracts	Derivative liabilities, current	(1,584)	(267)
Long-term—Foreign currency forward contracts	Other long-term liabilities	—	(296)
Total		$(7,721)	$(3,343)

Cash Flow Hedge Gains and Losses
The following table summarizes the cash flow hedge gains and losses:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Other Comprehensive Income (“OCI”) for the Years Ended December 31,			Loss Reclassified from Accumulated OCI into Income for the Years Ended December 31,			Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing) for the Years ended December 31,
	2015	2014	2013	2015	2014	2013	2015	2014	2013
	(in thousands)
Interest rate swaps	$(1,701)	$(11,085)	$49,859	$10,440	$7,737	$47,720	$—	$—	$—
Foreign currency forward contracts	$(1,584)	$(563)	$—	$—	$—	$—	$(296)	$—	$—